Cover Cover	Jun. 30, 2020
Entity Information [Line Items]
Title of 12(b) Security	Class A Shares of MGM Growth Properties LLC, No Par Value
Entity Address, Address Line One	1980 Festival Plaza Drive, Suite 750
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37733
Entity Tax Identification Number	47-5513237
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	702
Local Phone Number	669-1480
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	MGM Growth Properties LLC
Trading Symbol	MGP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Document Type	8-K
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
MGM Growth Properties [Member]
Entity Information [Line Items]
Entity Incorporation, State or Country Code	DE
Entity File Number	333-215571
Entity Tax Identification Number	81-1162318
Entity Registrant Name	MGM Growth Properties Operating Partnership LP